SCHEDULE OF DEFERRED INCOME TAX ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 169,721	$ 13,562
Total deferred tax assets	169,721	13,562
Less: valuation allowance	(169,721)	(13,562)
Net deferred tax asset